Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.02%
Australia — 2.09%
Pinnacle Investment Management Group	147,239	$ 1,741,151

Belgium — 1.49%
Melexis NV	16,435	1,242,566

Canada — 2.02%
Descartes Systems Group, Inc. (The)(a)	7,081	528,827
TerraVest Industries Inc	11,200	1,160,280
		1,689,107
China — 2.25%
Silergy Corp	211,000	1,873,137

France — 1.44%
Virbac S.A.	2,873	1,197,651

Germany — 0.50%
Dermapharm Holding SE	10,021	414,174

India — 3.35%
Cartrade Tech Ltd.(a)	33,437	966,149
Jubilant Foodworks Ltd.	75,470	409,129
Motherson Sumi Wiring India Ltd. (a)	1,213,768	571,351
PB Fintech Ltd(a)	46,980	847,745
		2,794,374
Italy — 4.35%
DiaSorin SpA(a)	13,401	1,147,159
Interpump Group SpA	20,132	1,167,045
Recordati SpA	23,986	1,318,206
		3,632,410
Japan — 8.07%
Japan Elevator Service Holdings Company Ltd.	211,200	2,218,281
Kandenko Company Ltd. (a)	22,800	819,558
Kinden Corp(a)	17,400	768,801
Maruwa Co Ltd/Aichi	1,700	523,307
Monotaro Company, Ltd.	94,500	1,277,101
Next Generation Technology Group, Inc.(a)	7,500	448,269
Tokyo Seimitsu Company Limited	7,500	676,038
		6,731,355
Luxembourg — 1.28%
Eurofins Scientific S.E. (a)	13,203	1,066,950

Mexico — 1.60%
BBB Foods Inc(a)	18,549	647,175
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	222,665	688,015
		1,335,190
Netherlands — 3.23%
BE Semiconductor Industries N.V.	3,295	642,822
IMCD N.V.	12,125	1,132,836
Redcare Pharmacy N.V. 144A(a)(b)(c)	6,310	468,086
Topicus.com, Inc.(a)	6,100	452,472
		2,696,216
	Shares	Fair Value
COMMON STOCKS — 97.02% (continued)
South Korea — 5.98%
Hanwha Aerospace Company Ltd. (a)	576	$ 516,617
HD Hyundai Marine Solution Co	10,688	1,352,379
HPSP Company Ltd.	45,577	1,462,182
LEENO Industrial Inc.	8,862	647,486
Park Systems Corp	2,778	581,693
Sanil Electric Company Ltd.(a)	4,203	427,715
		4,988,072
Sweden — 8.56%
AddTech A.B.	42,827	1,398,070
Asker Healthcare Group AB(a)	121,591	1,024,672
INVISIO A.B. (a)	13,730	401,509
Lagercrantz Group A.B.	70,172	1,540,812
Lifco AB, Class B	19,240	661,343
Roko AB(a)	4,616	826,294
Vimian Group AB(a)	272,445	816,595
Vitec Software Group	16,748	470,024
		7,139,319
Switzerland — 2.72%
Belimo Holding AG(a)	576	629,651
VAT Group A.G. 144A(b)(c)	1,642	1,064,645
Ypsomed Holding AG	1,465	578,988
		2,273,284
Taiwan — 4.05%
Airtac International Group(a)	14,000	505,111
Asia Vital Components Co., Ltd.	14,000	646,897
ASPEED Technology, Inc.	6,000	1,686,236
Jentech Precision Industrial Co., Ltd. (a)	6,000	539,292
		3,377,536
United Kingdom — 8.99%
Diploma plc	30,499	2,220,203
Games Workshop Group plc	3,079	718,339
Halma plc	17,144	831,383
Hill & Smith Holdings plc	20,814	635,120
Marex Group PLC	40,594	1,602,651
Rosebank Industries plc(a)	188,352	899,479
Shawbrook Group plc(a)	92,636	593,227
		7,500,402
United States — 35.05%
Accelerant Holdings(a)	40,323	550,812
Bio-Techne Corporation	13,646	874,572
Core & Main, Inc., Class A(a)	14,581	778,042
Cross Creek LP(d)	1,300,000	743,651
CSW Industrials, Inc.	2,106	568,578
Dexcom, Inc.(a)	13,759	1,004,957
Ensign Group, Inc. (The)	3,684	632,395
Federal Signal Corporation(a)	5,789	625,733
Goosehead Insurance, Inc., Class A(a)	7,834	484,455
Installed Building Products, Inc.	2,144	617,772
ITT, Inc. (a)	4,779	871,212
JFrog Ltd.(a)	15,108	827,918
Kadant, Inc.	4,626	1,485,131
Karman Holdings, Inc.(a)	9,087	943,231
LeMaitre Vascular, Inc.	16,670	1,416,450
Littelfuse, Inc.	4,930	1,596,137
Loar Holdings, Inc.(a)	18,310	1,255,700

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.02% (continued)
United States — 35.05% (continued)
Modine Manufacturing Company(a)	3,426	$ 632,645
Monolithic Power Systems, Inc.	1,978	2,223,569
Netskope, Inc.(a)	26,734	397,000
nVent Electric PLC	6,132	688,378
Perella Weinberg Partners	46,013	1,026,550
Pjt Partners, Inc., Class A	7,927	1,371,609
Power Integrations, Inc.	13,489	619,685
Primoris Services Corporation	17,343	2,571,100
RBC Bearings, Inc.(a)	918	458,697
Rubrik, Inc., Class A(a)	9,477	530,238
Ryan Specialty Holdings, Inc.	15,007	724,538
Silicon Laboratories, Inc.(a)	7,051	1,004,415
SPX Technologies, Inc.(a)	1,950	406,399
Tradeweb Markets, Inc., CLASS A	3,208	330,649
TWFG Inc(a)	14,468	361,555
Zscaler, Inc.(a)	3,134	626,831
		29,250,604
Total Common Stocks (Cost $66,506,822)		80,943,498

PREFERRED STOCKS — 1.37%
United States — 1.37%
Gusto Inc. Preferred Series E(a)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 98.39%
(Cost $67,650,811)		82,087,663

Other Assets in Excess of Liabilities — 1.61%		1,343,019

NET ASSETS — 100.00%		$ 83,430,682

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $1,532,731, representing 1.84% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $1,532,731, representing 1.84% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.